Events Subsequent to the Reporting Period	12 Months Ended
Dec. 31, 2021
Disclosure of events after reporting period [abstract]
EVENTS SUBSEQUENT TO THE REPORTING PERIOD

Note 28: - Events Subsequent to the Reporting Period

a.	Notice of Labor Dispute from Employee’s Committee

On March 3, 2022, during the course of the Company’s negotiations with the Histadrut - General Federation of Labor in Israel (the “Histadrut”) and the Employees’ Committee of Kamada’s Beit Kama production facility in Israel (the “Employee’s Committee”), on the extension of a collective bargaining agreement, the Employee’s Committee elected to declare a labor dispute.

In the event that the labor dispute will not be resolved within 15 days of its declaration, the Employee’s Committee may take further actions in the form of work sanctions and/or work stoppage.

In November 2018, the Company signed a collective bargaining agreement with the Histadrut and the Employees’ Committee, which expired on December 31, 2021. During recent weeks, the Company, the Histadrut and the Employees Committee have been negotiating the renewal of the collective bargaining agreement. While significant progress has been achieved throughout the course of the negotiations, the parties have not reached an agreement to date.

The Company cannot currently predict how the dispute will develop, whether additional actions will be taken by the Employee’s Committee or the Histadrut, or whether the labor dispute will have an effect on the Company’s financial results. However, at this time, the Company does not anticipate that actions taken will have a material effect on its ability to continue the supply of its products to the market, including those recently acquired four IgG commercial products.

b.	Grant of options to the purchase ordinary shares of the Company to employees, executive officers, CEO and Board of Directors members

On February 28, 2022, the Company’s Board of Directors approved the grant of options to purchase up to 1,575,050, 400,000 and 270,000 ordinary shares of the Company to employees and executive officers, CEO and Board of Directors members, respectively.

The grant of options to the CEO and the Board of Directors members are subject to the approval of the General Meeting of Shareholders that is expected to take place during 2022.